Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses and other liabilities
17.	Accrued expenses and other liabilities
Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2020	2021

	RMB	RMB
Payables to individual investors and financial partners for collecting principal and interests on behalf of borrowers	6,677	10,561
Interest payable	5,549	8,750
Professional service fees payable	9,791	8,358
Payroll Payable	4,213	3,668
Deferred government grants	14,000	3,000
Investment consideration payable	7,995	2,574
Deferred service fee	6,890	1,885
Collection on behalf of vendors	—	4,593
Others	4,639	5,574

Total	59,754	48,963